Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0
Deferred Tax Assets, Valuation Allowance, Percentage	100.00%
Open Tax Year	2018 2019 2020 2021 2022